Schedule of revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Revenue from contracts with customers:
Revenue from contracts with customer	$ 4,856,320	$ 3,371,037	$ 2,403,552
Timing of revenue recognition:
At a point in time	4,856,320	3,371,037	2,403,552
Cellular therapy [member]
Revenue from contracts with customers:
Revenue from contracts with customer	883,016	586,440	407,443
Medical testing laboratory and aesthetics beauty services [member]
Revenue from contracts with customers:
Revenue from contracts with customer	3,149,193	2,617,110	1,755,910
Consultation fee [member]
Revenue from contracts with customers:
Revenue from contracts with customer	92,331	157,467	232,173
Sale of medicine and healthcare product [member]
Revenue from contracts with customers:
Revenue from contracts with customer	731,780	10,020	8,026
Goods or services transferred at point in time [member]
Timing of revenue recognition:
At a point in time	$ 4,856,320	$ 3,371,037	$ 2,403,552